SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2015
Revenues Attributable To The Different Service And Product Groups

The revenues attributable to the different service and product groups are as follows:

	Years ended September 30,
	2013	2014	2015
	US$	US$	US$
Online education services	58,573	80,545	88,657
Books and reference materials	5,129	6,392	6,873
Offline education services	4,617	7,817	10,758
Others	3,041	2,442	1,889

	71,360	97,196	108,177